Derivatives and hedge accounting - Additional information 1 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value changes accumulated in the cash flow hedge reserve	€ 884
Maturity date beyond 2021 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of notional amounts of hedging instruments	85.00%	68.00%
Maturity date beyond June 2023 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of notional amounts of hedging instruments	63.00%
Fair value hedges [member] | - Assets mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 444	€ 873
Fair value hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	486	524
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	25,000
Cash flow hedges [member] | - Assets mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	230	339
Cash flow hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	1,376	677
Hedges of net investments in foreign operations [member] | - Assets mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	98	51
Hedges of net investments in foreign operations [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 69	€ 23